CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jan. 29, 2012	Jan. 30, 2011
Current assets:
Cash and cash equivalents	$ 111	$ 292
Receivables, less allowance for doubtful accounts of $32 and $36	1,002	907
Inventories	1,108	1,035
Deferred tax asset	58	102
Other current assets	47	45
Total current assets	2,326	2,381
Property and equipment, net	398	390
Goodwill	3,151	3,150
Intangible assets, net	735	992
Other assets	128	176
Total assets	6,738	7,089
Current liabilities:
Accounts payable	714	805
Accrued compensation and benefits	140	118
Current installments of long-term debt	82	10
Other current liabilities	378	272
Total current liabilities	1,314	1,205
Long-term debt, excluding current installments	5,380	5,239
Deferred tax liabilities	111	101
Other liabilities	361	448
Total liabilities	7,166	6,993
Stockholder's equity (deficit):
Common stock, par value $0.01; authorized 1,000 shares; issued 1,000 shares at January 29, 2012 and January 30, 2011
Paid-in capital	2,680	2,660
Accumulated deficit	(3,106)	(2,563)
Accumulated other comprehensive loss	(2)	(1)
Total stockholder's equity (deficit)	(428)	96
Total liabilities and stockholder's equity (deficit)	$ 6,738	$ 7,089